Share-Based Compensation - Summary of Fair Value of RSU and PSU Awards Measured Using the Share Price at the Grant Date (Details) - EUR (€)	Jul. 01, 2024	Jun. 07, 2024	May 31, 2024	Jan. 03, 2024	Jan. 03, 2023
Long Term Incentive Plan 2023 -2027 (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)				€ 23.03	€ 16.44
Fair value of awards for further assignments (in Euro per share)		€ 16.92
Long Term Incentive Plan 2023 -2027 (RSUs) - I Installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)				23.16	16.54
Long Term Incentive Plan 2023 -2027 (RSUs) - I Installment | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards for further assignments (in Euro per share)		17.03
Long Term Incentive Plan 2023 -2027 (RSUs) - I Installment | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards for further assignments (in Euro per share)	€ 17.43
Long Term Incentive Plan 2023 -2027 (RSUs) - I Installment | Weighted Average
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards for further assignments (in Euro per share)			€ 18.67
Long Term Incentive Plan 2023 -2027 (RSUs) - II Installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)				23.11	16.49
Long Term Incentive Plan 2023 -2027 (RSUs) - II Installment | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards for further assignments (in Euro per share)		16.98
Long Term Incentive Plan 2023 -2027 (RSUs) - II Installment | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards for further assignments (in Euro per share)	17.39
Long Term Incentive Plan 2023 -2027 (RSUs) - II Installment | Weighted Average
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards for further assignments (in Euro per share)			18.62
Long Term Incentive Plan 2023 -2027 (RSUs) - III Installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)				€ 23.03	€ 16.44
Long Term Incentive Plan 2023 -2027 (RSUs) - III Installment | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards for further assignments (in Euro per share)		€ 16.92
Long Term Incentive Plan 2023 -2027 (RSUs) - III Installment | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards for further assignments (in Euro per share)	€ 17.34
Long Term Incentive Plan 2023 -2027 (RSUs) - III Installment | Weighted Average
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards for further assignments (in Euro per share)			€ 18.56